Annual Total Returns - Fidelity® Treasury Money Market Fund [BarChart] - 10.31 Fidelity Treasury Money Market Fund - C PRO-16 - Fidelity® Treasury Money Market Fund - Fidelity Treasury Money Market Fund-Advisor C Class
Dec. 30, 2022
Bar Chart Table:
Annual Return 2012	0.01%
Annual Return 2013	0.01%
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.01%
Annual Return 2017	0.01%
Annual Return 2018	0.45%
Annual Return 2019	0.81%
Annual Return 2020	0.04%
Annual Return 2021	0.01%